Securities purchased under agreements to resell - Summary of securities purchased under agreements to resell (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of securities purchased under agreements to resell [Line Items]
Securities purchased under agreements to resell	R$ 654,057	R$ 488,809	R$ 420,958
Available portfolio [member]
Summary of securities purchased under agreements to resell [Line Items]
Securities purchased under agreements to resell	971,991	488,809
Available portfolio [member] | National Treasury Notes [member]
Summary of securities purchased under agreements to resell [Line Items]
Securities purchased under agreements to resell	771,099	65,136
Available portfolio [member] | Financial Treasury Bills [member]
Summary of securities purchased under agreements to resell [Line Items]
Securities purchased under agreements to resell	195,980	38,014
Available portfolio [member] | National Treasury Bills [member]
Summary of securities purchased under agreements to resell [Line Items]
Securities purchased under agreements to resell	4,912	385,659
Collateral held [member]
Summary of securities purchased under agreements to resell [Line Items]
Securities purchased under agreements to resell	8,518,099	6,081,800
Collateral held [member] | National Treasury Notes [member]
Summary of securities purchased under agreements to resell [Line Items]
Securities purchased under agreements to resell	6,753,689	1,170,165
Collateral held [member] | National Treasury Bills [member]
Summary of securities purchased under agreements to resell [Line Items]
Securities purchased under agreements to resell	1,764,410	4,911,635
Securities purchased under agreements to resell [member]
Summary of securities purchased under agreements to resell [Line Items]
Securities purchased under agreements to resell	R$ 9,490,090	R$ 6,570,609